CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue
Rentals of medical equipment	$ 55,338,000	$ 41,251,000
Sales of medical equipment and supplies	47,013,000	31,388,000
Total revenues	102,351,000	72,639,000
Inventory sold	28,172,000	19,934,000
Operating expenses	52,762,000	38,626,000
Depreciation	16,212,000	13,860,000
Amortization of intangible assets	1,574,000	678,000
Stock-based compensation	4,952,000	171,000
Acquisition-related costs	233,000	89,000
Gain on sale of property and equipment	(94,000)	(74,000)
Other income		(1,303,000)
Operating income (loss) from continuing operations	(1,460,000)	658,000
Financing expenses
Interest expense on convertible debenture	838,000	887,000
Interest expense on leases	551,000	461,000
Interest expense on loans	376,000	489,000
Amortization of financing costs	140,000	5,000
Other interest expense, net	88,000
Loss (gain) on foreign currency transactions	173,000	(454,000)
Transaction costs on issuance of financial liabilities		210,000
Change in fair value of warrants	2,112,000	198,000
Change in fair value of debentures	3,591,000	2,437,000
Loss before taxes from continuing operations	(9,329,000)	(3,575,000)
Provision for (recovery of) income taxes	(3,155,000)	128,000
Net loss from continuing operations	(6,174,000)	(3,703,000)
Income (loss) from discontinued operations		(869,000)
Net loss	$ (6,174,000)	$ (4,572,000)
Net loss per share (Note 16)
Basic earnings per share	$ (0.20)	$ (0.20)
Diluted earnings per share	$ (0.20)	$ (0.20)
Weighted average number of common shares outstanding:
Basic	30,438	22,721
Diluted	30,438	22,721